EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES	$ 18,939	$ 15,108
Camino Rojo Project
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES	3,765	9,908
Cerro Quema Project
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES	7,176	4,771
Nevada projects
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES	7,616	366
Other
Subsidiaries
EXPLORATION AND EVALUATION EXPENSES	$ 382	$ 63